Subsequent events	6 Months Ended
Jun. 30, 2017
Disclosure Text Block [Abstract]
Subsequent Events [Text Block]
18	Subsequent events
  Subsequent to June 30, 2017, 275,000 stock options were exercised for gross proceeds of C$84,550.